Liquidity and Summary of Significant Accounting Principles (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 11, 2015	Dec. 04, 2014	Sep. 30, 2015	Aug. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill, Impairment Loss						$ 1,100,000						$ 0
Back stop Commitments Amount										$ 3,000,000
Cash Equivalents, at Carrying Value					$ 3,900,000				$ 3,900,000	3,900,000
Cash, FDIC Insured Amount					250,000				250,000	250,000
Allowance for Doubtful Accounts Receivable					2,000				2,000	2,000		97,000	$ 32,000
Inventory Valuation Reserves					3,000				3,000	3,000		$ 57,907	90,000
License and Maintenance Revenue						$ 100,000		$ 140,000			$ 300,000
License and Services Revenue							$ 3,000,000
Remaining Accrual For Business Exit Costs					$ 200,000				$ 200,000	$ 200,000
Concentration Risk, Percentage										10.00%		10.00%
Omnibus plan member [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,362,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				105,000
Non-US [Member]
Percentage Of Product Sales	30.00%	22.00%			0.00%	13.00%		13.00%	0.00%		16.00%
Licensing Agreements [Member]
Deferred Revenue												$ 1,039,000	$ 1,442,000
Product Revenues [Member]
Deferred Revenue												100,000
Predecessor [Member]
Goodwill, Impairment Loss			$ 1,100,000			$ 1,100,000						$ 1,128,517
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)						$ 22,600,000
Concentration Risk, Percentage												47.00%